Cost Of Sales	12 Months Ended
Dec. 31, 2012
Cost Of Sales
19.	COST OF SALES

	Year Ended December 31,
	2012	2011
Production and delivery	$93,748	$121,155
Depreciation and depletion	20,244	28,153
Write-down of carrying value of inventory	25,890	18,936
Write-down of carrying value of property, plant and equipment	15,245	16,605

Cost of sales during mine operations	155,127	184,849
Cost of sales during idled mine period (i)	52,958	—

	$208,085	$184,849

(i)	Cost of sales during idled mine period for the year ended December 31, 2012 includes $33.4 million (2011 - $nil) of depreciation expense. The depreciation expense relates to SouthGobi’s idled plant and equipment.

During the second quarter of 2012, SouthGobi commenced curtailing mining activities at the Ovoot Tolgoi mine to manage coal inventories and to maintain efficient working capital levels. By June 30, 2012, mining activities were fully curtailed and remained so for the remainder of 2012; however, operations at the Ovoot Tolgoi mine resumed on March 22, 2013.